Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Current assets
Cash and cash equivalents	$ 4,815,907	$ 620,185	$ 1,146,995
Accounts receivable, net - current portion	3,412,297	2,443,308	1,347,827
Prepaid consulting		$ 81,547	1,081,553
Other receivables	525,000
Prepaid expenses	239,384	$ 233,541
Other prepaid expenses		151,994	150,183
Total current assets	8,992,588	3,297,034	3,726,558
Property and equipment, net	325,073	236,706	$ 238,815
Other assets
Accounts receivable, net	225,000	$ 450,000
Prepaid consulting			$ 81,547
Capitalized software development costs, net	989,263	$ 639,416	343,575
Intangible assets:
Patents, net	384,171	447,427	467,837
Patent applications cost	834,483	609,010	768,646
Software license	831,000	831,000	$ 831,000
Goodwill	4,482,884	3,482,884
Deferred loan costs, net	120,653
Other assets including security deposits	83,326	113,291	$ 65,228
Total other assets	7,950,780	6,573,028	2,557,833
Total assets	17,268,441	10,106,768	6,523,206
Current liabilities
Accounts payable	2,994,687	1,651,805	1,352,203
Accrued expenses	459,867	501,122	209,323
Accrued compensation - related party	374,673	598,592	$ 72,736
Deferred revenue	567,214	378,257
Current obligation under capital lease	19,855	$ 16,661	$ 16,331
Purchase price payable	1,000,000
Note payable net - current portion	$ 2,000,004
Convertible debentures - related party		$ 643,973	585,708
Convertible debentures - unrelated parties		3,646,926	2,692,570
Total current liabilities	$ 7,416,300	7,437,336	4,928,871
Long-term liabilities
Obligations under capital lease	12,883	$ 12,718	29,378
Note payable net	6,776,248
Convertible debentures - unrelated parties			440,593
Total long-term liabilities	6,789,131	$ 12,718	469,971
Total liabilities	$ 14,205,431	$ 7,450,054	$ 5,398,842
Commitments and contingencies
Stockholders' Equity
Preferred stock, $.0001 par value, 5,000,000 shares authorized; none issued and outstanding
Common stock, $.001 par value; 300,000,000 shares authorized, 153,898,166 shares issued and outstanding as of March 31, 2015 and 150,728,628 shares issued and outstanding as of September 30, 2014	$ 153,898	$ 150,729	$ 137,220
Additional paid-in capital	138,193,405	136,915,516	130,886,161
Accumulated deficit	(135,284,293)	(134,409,531)	(129,899,017)
Total stockholders' equity	3,063,010	2,656,714	1,124,364
Total liabilities and stockholders' equity	$ 17,268,441	$ 10,106,768	$ 6,523,206